Significant Accounting Policies - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) Item	Dec. 31, 2024 USD ($) Item	Dec. 31, 2023 CNY (¥) Item	Dec. 31, 2022 CNY (¥) Item
Significant Accounting Policies [Line Items]
Accruals and other current liabilities	¥ (1,711,507,000)	$ (234,475)	¥ 1,151,315,000	¥ (255,737,000)
Cash receipts on behalf of/(payments to) third-party sellers	4,354,000	596	(30,520,000)	41,571,000
Net cash provided by operating activities	1,081,458,000	148,158	2,817,572,000	57,273,000
Net cash provided by financing activities	(387,277,000)	(53,058)	(3,882,952,000)	1,153,240,000
Foreign currency translation adjustments, net of tax	(16,014,000)	$ (2,194)	7,297,000	(32,115,000)
Cash coupons and repayment coupon expense	89,400,000		105,000,000	122,000,000
Referral code incentives recorded as sales and marketing expenses	¥ 300,000		3,000,000	11,900,000
Remaining performance obligation is expected to be recognized as revenue (in years)	3 years	3 years
Transaction price allocated to remaining performance obligations related to customer contracts	¥ 438,000,000		339,000,000
Revenue recognized that was included in the contract liabilities balance	¥ 36,600,000		31,100,000
Practical expedients, contract duration	true	true
Practical expedients, amortization period	true	true
Cash equivalents	¥ 0		0
Straight line basis amortized over land use right period	30 years	30 years
Additional loss under investment loss	¥ 0		206,000,000
Allowanced for credit losses for other asset	231,000,000		225,000,000
Advertising costs	¥ 1,019,000,000		990,000,000	873,000,000
Weighted average remaining lease term	1 year 8 months 12 days
Weighted average discount rate	4.91%
Operating lease cost	¥ 42,200,000		45,300,000	53,200,000
Short-term lease cost	¥ 22,500,000		19,800,000	13,100,000
Vesting period (in years)	4 years	4 years
Minimum percentage of after-tax profit transferred by Chinese subsidiaries to general reserve fund (as a percent)	10.00%
Maximum percentage criteria for appropriation of after-tax profit of Chinese subsidiaries to general reserve fund (as a percent)	50.00%
Minimum percentage of after-tax profit transferred by VIEs to statutory surplus fund (as a percent)	10.00%
Maximum percentage criteria for in appropriation of after-tax profit by VIEs to certain statutory surplus funds (as a percent)	50.00%
Reserves allowed to transfer in terms of cash dividends, loans or advances, nor can they be distributed except under liquidation	¥ 0
Appropriation to statutory reserves	¥ 71,700,000		¥ 84,000,000	¥ 121,000,000
Number of Individual Investor or Institutional Funding Partner that accounted for more than 10% of the Group's total funding cost | Item	2	2	2	2
Number of institutional funding partners that accounted for more than 10% of the Group's origination of off-balance sheet loans | Item	0	0	0
Number of guarantee company accounted for more than 10% of the Group's deposits to insurance companies and guarantee companies | Item	2	2	3
10% or More of Total Purchases, Number of Suppliers
Significant Accounting Policies [Line Items]
Number of inventory suppliers | Item	0	0	1	0
10% or More of Accounts Payable, Number of Suppliers
Significant Accounting Policies [Line Items]
Number of inventory suppliers | Item	1	1	2
Geographic Concentration Risk | Cash and Cash Equivalents, Restricted Cash and Restricted Time Deposits | CHINA
Significant Accounting Policies [Line Items]
Cash and cash equivalents, restricted cash and restricted time deposits denominated in RMB that are subject to government controls	¥ 4,018,000,000		¥ 4,253,000,000
Concentration risk (as a percent)	98.00%	98.00%
Stock Options
Significant Accounting Policies [Line Items]
Vesting period (in years)	4 years	4 years
Restricted Share Units
Significant Accounting Policies [Line Items]
Vesting period (in years)	4 years	4 years
ASU 2022-03
Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]	true
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]	true
ASU 2023-07
Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]	true
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]	true
VIEs
Significant Accounting Policies [Line Items]
Net cash inflow			(30,500,000)	¥ 41,600,000
Net cash provided by operating activities	¥ 207,079,000		1,443,381,000	495,448,000
Net cash provided by financing activities	654,636,000		(2,022,654,000)	3,794,000
Registered capitals and PRC statutory reserves	¥ 5,511,000,000
Beijing Shijitong | Nominee Shareholders
Significant Accounting Policies [Line Items]
Extension term of the loan	10 years	10 years
Previously Reported
Significant Accounting Policies [Line Items]
Net cash provided by operating activities			2,787,100,000	98,800,000
Net cash provided by financing activities			(3,852,400,000)	1,111,700,000
Reclassification Adjustment
Significant Accounting Policies [Line Items]
Accruals and other current liabilities			(30,500,000)	41,600,000
Cash receipts on behalf of/(payments to) third-party sellers			¥ (30,500,000)	¥ 41,600,000